COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule Of Assets and Portfolio Assets Brookfield & Partners have Agreed to Acquire
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at June 30, 2026:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
South Korea	Utility-scale solar	244 MW development	KRW70 billion ($50 million)	25%	Q1 2032
China	Wind	201 MW development	CNY533 million ($74 million)	20%	H2 2026
Canada	Utility-scale solar, wind, hydroelectric, battery energy storage systems	8.2 GW development 3.8 GW operating	C$37.25 per share, implying an enterprise value of C$9.0 billion ($6.5 billion) for Boralex	Approximately 18%	Q3 2026
China	Battery energy storage systems	2 GW development	CNY193 million ($28 million)	8%	Q3 2026

Schedule of Letters of Credit Issued
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2026	December 31, 2025
Brookfield Renewable along with institutional partners	$89	$93
Brookfield Renewable's subsidiaries	4,708	4,306
	$4,797	$4,399